Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Disclosure of principal subsidiaries and their geographic location [Table Text Block]
Entity	Jurisdiction	Participation	Functional currency	Operating Segment

Osisko Development Corp.(i)	Québec	84.1%	Canadian dollar	Exploration/development of mining projects
Osisko Bermuda Limited	Bermuda	100%	United States dollar	Royalties, streams and similar interests
Osisko Mining (USA) Inc.	Delaware	100%	United States dollar	Royalties, streams and similar interests

(i) The following entities are wholly-owned subsidiaries of Osisko Development Corp. since November 25, 2020 (Note 7): Barkerville Gold Mines Ltd. (British Columbia), Coulon Mines Inc. (Canada), General Partnership Osisko James Bay (Québec) and Sapuchi Minera S. de R.L. de C.V. (Mexico) (Pesos as functional currency). Prior to that date, these subsidiaries were wholly-owned by the Company.

Disclosure of detailed Information about financial instruments [Table Text Block]
Category	Financial instrument

Financial assets at amortized cost	Bank balances
Short-term debt securities
Notes and loans receivable
Trade receivables
Interest income receivable
Amounts receivable from associates and other receivables
Reclamation deposits

Financial assets at fair value through profit or loss	Investments in derivatives and convertible debentures

Financial assets at fair value through other comprehensive income or loss	Investments in shares and equity instruments, other than in derivatives

Financial liabilities at amortized cost	Accounts payable and accrued liabilities
Liability component of convertible debentures
Borrowings under revolving credit facilities

Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]

Leasehold improvements Lease term

Furniture and office equipment 3-7 years

Exploration equipment and facilities 3-20 years

Mining plant and equipment (development) 5-20 years

Right-of-use assets Lessor of useful life and lease term